Financial Investments - Carrying amount of financial investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 2,880,751	$ 2,621,427
Debt securities
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income
Disclosure of financial assets [line items]
Financial assets	402,054	357,577
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	118,163	95,043
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Debt securities
Disclosure of financial assets [line items]
Financial assets	281,467	260,536
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Equity securities
Disclosure of financial assets [line items]
Financial assets	2,337	1,913
Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income | Other instruments
Disclosure of financial assets [line items]
Financial assets	87	85
Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	88,639	85,735
Debt instruments measured at amortised cost | Treasury and other eligible bills
Disclosure of financial assets [line items]
Financial assets	11,757	10,476
Debt instruments measured at amortised cost | Debt securities
Disclosure of financial assets [line items]
Financial assets	76,882	75,259
Financial investments
Disclosure of financial assets [line items]
Financial assets	490,693	443,312
Financial investments | Debt securities
Disclosure of financial assets [line items]
Financial assets	$ 358,349	$ 335,795